Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	CAD 124,353	CAD 9,273
Accounts receivable, net (note 4)	186,681	188,573
Natural gas in storage (note 1(h))	28,502	31,550
Regulatory assets (note 7)	32,213	61,645
Prepaid expenses	18,409	10,431
Derivative instruments (note 24)	15,039	10,688
Other current assets	18,537	15,359
Assets, current, total	423,734	327,519
Property, plant and equipment, net (note 5)	3,873,684	3,278,422
Intangible assets, net (note 6)	77,963	54,011
Goodwill (note 6)	110,493	92,328
Regulatory assets (note 7)	213,102	185,627
Derivative instruments (note 24)	73,322	31,782
Total long-term investments	174,802	43,279
Deferred income taxes (note 19)	18,109	64,275
Other assets (note 12)	26,516	25,605
Assets	4,991,725	4,102,848
Current liabilities:
Accounts payable	50,428	68,540
Accrued liabilities	193,320	199,374
Dividends payable (note 16)	41,802	25,395
Regulatory liabilities (note 7)	44,167	20,590
Long-term debt (note 9)	8,945	9,130
Other long-term liabilities and deferred credits (note 13)	36,621	49,303
Other liabilities	16,593	10,234
Liabilities, current, total	391,876	382,566
Long-term debt (note 9)	1,477,850	1,262,589
Regulatory liabilities (note 7)	131,180	101,166
Deferred income taxes (note 19)	175,799	134,460
Derivative instruments (note 24)	106,628	40,088
Pension and other post-employment benefits (note 10)	150,094	138,602
Other long-term liabilities (note 13)	223,135	177,235
Preferred shares, Series C (note 11)	17,548	17,608
Liabilities, noncurrent, total	2,282,234	1,871,748
Redeemable non-controlling interest (note 3(e))	25,751	12,146
Equity:
Preferred shares (note 14(b))	213,805	213,805
Common shares (note 14(a))	1,808,894	1,633,262
Subscription receipts (note 14(a)(ii))	110,503	110,503
Additional paid-in capital	38,241	33,068
Deficit	(523,116)	(505,305)
Accumulated other comprehensive income (note 15)	286,737	34,213
Total Equity attributable to shareholders of Algonquin Power & Utilities Corp.	1,935,064	1,519,546
Non-controlling interests	356,800	316,842
Total Equity	CAD 2,291,864	CAD 1,836,388
Commitments and contingencies (note 22)
Liabilities and equity, total	CAD 4,991,725	CAD 4,102,848